financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
financial instruments
Schedule of financial instruments and the nature of certain risks to which they may be subject

Risks
Market risks
Financial instrument	Credit	Liquidity	Currency	Interest rate	Other price
Measured at amortized cost
Accounts receivable	X		X
Construction credit facilities advances to real estate joint venture				X
Short-term obligations		X	X	X
Accounts payable		X	X
Provisions (including restructuring accounts payable)		X	X		X
Long-term debt		X	X	X
Measured at fair value
Cash and temporary investments	X		X	X
Long-term investments (not subject to significant influence) 1			X		X
Foreign exchange derivatives 2	X	X	X
Share-based compensation derivatives 2	X	X			X

(1)	Long-term investments over which we do not have significant influence are measured at fair value if those fair values can be reliably measured.

(2)

Use of derivative financial instruments is subject to a policy which requires that no derivative transaction is to be entered into for the purpose of establishing a speculative or leveraged position (the corollary being that all derivative transactions are to be entered into for risk management purposes only) and sets criteria for the creditworthiness of the transaction counterparties.

Schedule of maximum exposure (excluding income tax effects) to credit risk
As at December 31 (millions)	2017	2016
Cash and temporary investments, net	$509	$432
Accounts receivable	1,623	1,471
Derivative assets	24	17

	$2,156	$1,920

Analysis of the age of customer accounts receivable

		2017			2016
As at December 31 (millions)	Note	Gross	Allowance	Net 1	Gross	Allowance	Net 1
Customer accounts receivable, net of allowance for doubtful accounts
Less than 30 days past billing date		$909	$(5)	$904	$908	$(11)	$897
30-60 days past billing date		185	(8)	177	185	(9)	176
61-90 days past billing date		60	(8)	52	44	(9)	35
More than 90 days past billing date		67	(22)	45	80	(25)	55

	6	$1,221	$(43)	$1,178	$1,217	$(54)	$1,163

(1)	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position.

Summary of activity related to the allowance for doubtful accounts

Years ended December 31 (millions)	2017	2016
Balance, beginning of period	$54	$52
Additions (doubtful accounts expense)	54	58
Accounts written off, net of recoveries	(66)	(65)
Other	1	9

Balance, end of period	$43	$54

Schedule of contractual maturities of undiscounted financial liabilities, Non-derivative

	Non-derivative				Derivative
	Non-interest		Construction	Composite long-term debt
As at December 31, 2017	bearing financial	Short-term	credit facilities commitment 2	Long-term debt 1	Currency swap agreement amounts to be exchanged 3		Currency swap agreement amounts to be exchanged
(millions)	liabilities	borrowings 1	(Note 21)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2018	$2,232	$103	$67	$1,928	$(1,188)	$1,206	$(545)	$557	$4,360
2019	40	—	—	1,531	(44)	46	—	—	1,573
2020	19	—	—	1,480	(44)	46	—	—	1,501
2021	76	—	—	1,480	(44)	46	—	—	1,558
2022	18	—	—	1,913	(44)	46	—	—	1,933
Thereafter	16	—	—	11,430	(1,591)	1,679	—	—	11,534

Total	$2,401	$103	$67	$19,762	$(2,955)	$3,069	$(545)	$557	$22,459

				Total (Note 26(g))		$19,876

(1)

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2017.

(2)	The drawdowns on the construction credit facilities are expected to occur as construction progresses through 2019.

(3)

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2017. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements

	Non-derivative				Derivative
As at	Non-interest		Construction	Composite long-term debt
December 31,	bearing		credit facilities	Long-term	Currency swap agreement			Currency swap agreement
2016	financial	Short-term	commitment 2	debt 1	amounts to be exchanged 3			amounts to be exchanged
(millions)	liabilities	borrowings 1	(Note 21)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2017	$1,949	$1	$93	$1,832	$(634)	$634	$3	$(475)	$469	$3,872
2018	227	102	—	750	(23)	23	—	—	—	1,079
2019	16	—	—	1,498	(23)	23	—	—	—	1,514
2020	9	—	—	1,447	(23)	23	—	—	—	1,456
2021	9	—	—	1,711	(23)	23	—	—	—	1,720
Thereafter	5	—	—	11,584	(930)	921	—	—	—	11,580

Total	$2,215	$103	$93	$18,822	$(1,656)	$1,647	$3	$(475)	$469	$21,221

				Total		$18,813

(1)

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2016.

(2)	The drawdowns on the construction credit facilities are expected to occur as construction progresses through 2018.

(3)

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2016. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Schedule of contractual maturities of undiscounted financial liabilities, Derivative

	Non-derivative				Derivative
	Non-interest		Construction	Composite long-term debt
As at December 31, 2017	bearing financial	Short-term	credit facilities commitment 2	Long-term debt 1	Currency swap agreement amounts to be exchanged 3		Currency swap agreement amounts to be exchanged
(millions)	liabilities	borrowings 1	(Note 21)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2018	$2,232	$103	$67	$1,928	$(1,188)	$1,206	$(545)	$557	$4,360
2019	40	—	—	1,531	(44)	46	—	—	1,573
2020	19	—	—	1,480	(44)	46	—	—	1,501
2021	76	—	—	1,480	(44)	46	—	—	1,558
2022	18	—	—	1,913	(44)	46	—	—	1,933
Thereafter	16	—	—	11,430	(1,591)	1,679	—	—	11,534

Total	$2,401	$103	$67	$19,762	$(2,955)	$3,069	$(545)	$557	$22,459

				Total (Note 26(g))		$19,876

(1)

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2017.

(2)	The drawdowns on the construction credit facilities are expected to occur as construction progresses through 2019.

(3)

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2017. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative
As at	Non-interest		Construction	Composite long-term debt
December 31,	bearing		credit facilities	Long-term	Currency swap agreement			Currency swap agreement
2016	financial	Short-term	commitment 2	debt 1	amounts to be exchanged 3			amounts to be exchanged
(millions)	liabilities	borrowings 1	(Note 21)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2017	$1,949	$1	$93	$1,832	$(634)	$634	$3	$(475)	$469	$3,872
2018	227	102	—	750	(23)	23	—	—	—	1,079
2019	16	—	—	1,498	(23)	23	—	—	—	1,514
2020	9	—	—	1,447	(23)	23	—	—	—	1,456
2021	9	—	—	1,711	(23)	23	—	—	—	1,720
Thereafter	5	—	—	11,584	(930)	921	—	—	—	11,580

Total	$2,215	$103	$93	$18,822	$(1,656)	$1,647	$3	$(475)	$469	$21,221

				Total		$18,813

(1)

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2016.

(2)	The drawdowns on the construction credit facilities are expected to occur as construction progresses through 2018.

(3)

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2016. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Sensitivity analysis of exposure to market risks

Years ended December 31	Net income		Other comprehensive income		Comprehensive income
(increase (decrease) in millions)	2017	2016	2017	2016	2017	2016
Reasonably possible changes in market risks 1
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$(1)	$(1)	$(15)	$(4)	$(16)	$(5)
Canadian dollar depreciates	$1	$1	$15	$6	$16	$7
25% 2 change in Common Share price 3
Price increases	$(8)	$(8)	$13	$16	$5	$8
Price decreases	$14	$8	$(13)	$(16)	$1	$(8)

(1)

These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The sensitivity analysis assumes that we would realize the changes in exchange rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption.

No consideration has been made for a difference in the notional number of Common Shares associated with share-based compensation awards made during the reporting period that may have arisen due to a difference in the Common Share price.

(2)

To facilitate ongoing comparison of sensitivities, a constant variance of approximate magnitude has been used. Reflecting a twelve-month data period and calculated on a monthly basis, the volatility of our Common Share price as at December 31, 2017, was 7.0% (2016 — 13.1%).

(3)

The hypothetical effects of changes in the price of our Common Shares are restricted to those which would arise from our share-based compensation awards that are accounted for as liability instruments and the associated cash-settled equity swap agreements.

Schedule of financial instruments measured at fair value on a recurring basis

			Fair value measurements at reporting date using
			Quoted prices in active markets for identical items		Significant other observable inputs		Significant unobservable inputs
	Carrying value		(Level 1)		(Level 2)		(Level 3)
As at December 31 (millions)	2017	2016	2017	2016	2017	2016	2017	2016
Assets
Foreign exchange derivatives	$4	$10	$—	$—	$4	$10	$—	$—
Share-based compensation derivatives	20	7	—	—	20	7	—	—
Available-for-sale portfolio investments	41	62	—	—	41	62	—	—

	$65	$79	$—	$—	$65	$79	$—	$—

Liabilities
Foreign exchange derivatives	$108	$30	$—	$—	$108	$30	$—	$—
Share-based compensation derivatives	—	3	—	—	—	3	—	—
Starting interest rate derivatives	1	—	—	—	1	—	—	—

	$109	$33	$—	$—	$109	$33	$—	$—

Schedule of derivative financial instruments measured at fair value on a recurring basis

	2017					2016
As at December 31 (millions)	Designation	Maximum maturity date	Notional amount	Fair value and carrying value	Price or rate	Maximum maturity date	Notional amount	Fair value and carrying value	Price or rate
Current Assets 1
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated purchases	HFH 2	2018	$110	$2	US$1.00: C$1.24	2017	$263	$7	US$1.00: C$1.30
Currency risk arising from U.S. dollar-denominated purchases	HFT 3	—	$—	—	—	2017	$8	—	US$1.00: C$1.28
Currency risk arising from U.S. dollar revenues	HFT 3	2018	$71	1	US$1.00: C$1.25	2017	$4	—	US$1.00: C$1.34
Changes in share-based compensation costs (Note 14(b))	HFH 2	2018	$73	14	$40.91	2017	$6	1	$41.00
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH 2	2018	$124	1	US$1.00: C$1.24	2017	$191	3	US$1.00: C$1.32

				$18				$11

Other Long-Term Assets 1
Derivatives used to manage
Changes in share-based compensation costs (Note 14(b))	HFH 2	2019	$63	$6	$45.46	2018	$69	$6	$40.77

Current Liabilities 1
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated purchases	HFH 2	2018	$376	$14	US$1.00: C$1.30	2017	$69	2	US$1.00: C$1.38
Currency risk arising from U.S. dollar revenues	HFT 3	—	$—	—	—	2017	$124	5	US$1.00: C$1.34
Changes in share-based compensation costs (Note 14(b))	HFH 2	—	$—	—	—	2017	$65	3	$45.76
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH 2	2018	$1,036	18	US$1.00: C$1.28	2017	$422	2	US$1.00: C$1.35
Interest rate risk associated with planned refinancing of debt maturing	HFH 2	2018	$300	1	2.14%, GOC 10-year term	—	—	—	—

				$33				$12

Other Long-Term Liabilities 1
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH 2	2027	$1,910	$76	US$1.00: C$1.32	2027	$1,036	21	US$1.00: C$1.32

(1)	Derivative financial assets and liabilities are not set off.

(2)	Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied.

Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

(3)	Designated as held for trading (HFT) upon initial recognition; hedge accounting is not applied.

Schedule of long-term debt amortized cost and fair value
	2017		2016
As at December 31 (millions)	Carrying value	Fair value	Carrying value	Fair value
Long-term debt (Note 26)	$13,660	$14,255	$12,931	$13,533

Schedule of gains and losses, excluding income tax effects, on derivative instruments classified as cash flow hedging items

		Amount of gain (loss) recognized in other comprehensive income		Gain (loss) reclassified from other comprehensive income to income (effective portion) (Note 11)
		(effective portion) (Note 11)			Amount
Years ended December 31 (millions)	Note	2017	2016	Location	2017	2016
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$(23)	$(12)	Goods and services purchased Financing costs	$(5)	$(9)
Arising from U.S. dollar-denominated long-term debt	26(b)-(c)	(109)	(54)		(146)	(20)
		(132)	(66)		(151)	(29)
Derivatives used to manage other price risk
Arising from changes in share-based compensation costs	14(b)	24	19	Employee benefits expense	17	8

		$(108)	$(47)		$(134)	$(21)

Schedule of gains and losses arising from derivative instruments classified as held for trading
		Gain (loss) recognized in income on derivatives
Years ended December 31 (millions)	Location	2017	2016
Derivatives used to manage currency risk	Financing costs	$3	$(2)